INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024	Aug. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,804,838	$ 2,078,694	$ 4,157,388	$ 4,157,388
Technology related intangible asset impairment			$ 20,580,040